Note 14 - Warehouse Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Line of Credit Facilities [Table Text Block]
		December 31, 2021		December 31, 2020
	Current	Maximum	Carrying	Maximum	Carrying
	Maturity	Capacity	Value	Capacity	Value
Facility A - LIBOR plus 1.60%	October 19, 2022	$125,000	$70,694	$275,000	$167,004
Facility B - SOFR plus 1.70%	On demand	125,000	49,860	125,000	51,014
Facility C - LIBOR plus 1.60%	April 27, 2022	150,000	42,357	-	-
		$400,000	$162,911	$400,000	$218,018